LOANS AND OTHER FINANCING - Changes in gross carrying amount and corresponding expected credit losses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LOANS AND OTHER FINANCING
Balance at the beginning of the year	$ 728,474,749
Balance at the end of the year	482,455,084	$ 728,474,749
Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	766,535,154	1,004,058,771
Additions	437,486,557	443,567,851
Disposals	(189,584,196)	(239,590,190)
Interest accrual	68,080,128
Net changes of financial assets		(404,692,457)
Write-offs	(15,633,586)	(12,513,403)
Portfolio sale	(5,814,155)
Exchange Differences and Others	31,526,466	18,373,404
Result from exposure to changes in the purchasing power of money	(592,692,456)	(42,668,822)
Balance at the end of the year	499,903,912	766,535,154
Stage 1
LOANS AND OTHER FINANCING
Balance at the beginning of the year	669,501,335
Balance at the end of the year	449,838,268	669,501,335
Stage 1 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	678,954,659	879,964,366
Transfers 1 to 2	(3,914,111)	(18,688,877)
1 to 3	(303,408)	(2,101,531)
2 to 1	2,482,348	11,262,861
3 to 1	25,952	656,849
Additions	437,486,557	407,434,273
Disposals	(170,758,908)	(218,516,270)
Interest accrual	59,400,087
Net changes of financial assets		(381,600,438)
Write-offs	(1,839,190)	(1,479,934)
Exchange Differences and Others	6,157,397	15,578,295
Result from exposure to changes in the purchasing power of money	(553,293,685)	(13,554,935)
Balance at the end of the year	454,397,698	678,954,659
Stage 2
LOANS AND OTHER FINANCING
Balance at the beginning of the year	49,289,692
Balance at the end of the year	28,099,350	49,289,692
Stage 2 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	58,402,271	74,614,284
Transfers 1 to 2	3,914,111	18,688,877
2 to 3	(202,208)	(1,652,737)
2 to 1	(2,482,348)	(11,262,861)
3 to 2	38,181	732,518
Additions		27,119,635
Disposals	(11,739,962)	(13,635,329)
Interest accrual	3,619,436
Net changes of financial assets		(25,556,814)
Write-offs	(4,207,426)	(1,834,191)
Exchange Differences and Others	17,929,896	630,647
Result from exposure to changes in the purchasing power of money	(32,074,638)	(9,441,758)
Balance at the end of the year	33,197,313	58,402,271
Stage 3
LOANS AND OTHER FINANCING
Balance at the beginning of the year	9,683,722
Balance at the end of the year	4,517,466	9,683,722
Stage 3 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	29,178,224	49,480,121
1 to 3	303,408	2,101,531
2 to 3	202,208	1,652,737
3 to 2	(38,181)	(732,518)
3 to 1	(25,952)	(656,849)
Additions		9,013,943
Disposals	(7,085,326)	(7,438,591)
Interest accrual	5,060,605
Net changes of financial assets		2,464,795
Write-offs	(9,586,970)	(9,199,278)
Portfolio sale	(5,814,155)
Exchange Differences and Others	7,439,173	2,164,462
Result from exposure to changes in the purchasing power of money	(7,324,133)	(19,672,129)
Balance at the end of the year	12,308,901	29,178,224
Expected credit losses
LOANS AND OTHER FINANCING
Balance at the beginning of the year	38,060,405	60,950,154
Transfers 1 to 2	195,466	1,248,112
1 to 3	219,795	1,992,987
2 to 3	70,508	1,076,016
2 to 1	(68,865)	(2,074,894)
3 to 2	(15,363)	(380,746)
3 to 1	(10,602)	(323,108)
Additions	11,353,751	14,513,353
Disposals	(20,034,794)	(8,907,999)
Interest accrual	3,030,119
Net changes of financial assets		17,167,834
Write-offs	(15,633,586)	(12,513,403)
Portfolio sale	(5,662,526)
Exchange Differences and Others	23,013,290	2,660,257
Result from exposure to changes in the purchasing power of money	(17,068,770)	(37,348,158)
Balance at the end of the year	17,448,828	38,060,405
Expected credit losses | Stage 1
LOANS AND OTHER FINANCING
Balance at the beginning of the year	9,453,324	11,072,145
Transfers 1 to 2	(145,737)	(239,529)
1 to 3	(4,896)	(39,434)
2 to 1	42,549	(7,256)
3 to 1	490	(92,806)
Additions	11,353,751	3,249,561
Disposals	(12,267,665)	(1,318,045)
Interest accrual	53,229
Net changes of financial assets		3,614,000
Write-offs	(1,839,190)	(1,479,934)
Exchange Differences and Others	2,779,792	426,620
Result from exposure to changes in the purchasing power of money	(4,866,217)	(5,731,998)
Balance at the end of the year	4,559,430	9,453,324
Expected credit losses | Stage 2
LOANS AND OTHER FINANCING
Balance at the beginning of the year	9,112,579	16,028,693
Transfers 1 to 2	341,203	1,487,641
2 to 3	(14,909)	(286,483)
2 to 1	(111,414)	(2,067,638)
3 to 2	5,016	(87,655)
Additions		3,616,371
Disposals	(2,564,209)	(2,427,827)
Interest accrual	299,254
Net changes of financial assets		3,752,961
Write-offs	(4,207,426)	(1,834,191)
Exchange Differences and Others	5,849,164	298,749
Result from exposure to changes in the purchasing power of money	(3,611,295)	(9,368,042)
Balance at the end of the year	5,097,963	9,112,579
Expected credit losses | Stage 3
LOANS AND OTHER FINANCING
Balance at the beginning of the year	19,494,502	33,849,316
1 to 3	224,691	2,032,421
2 to 3	85,417	1,362,499
3 to 2	(20,379)	(293,091)
3 to 1	(11,092)	(230,302)
Additions		7,647,421
Disposals	(5,202,920)	(5,162,127)
Interest accrual	2,677,636
Net changes of financial assets		9,800,873
Write-offs	(9,586,970)	(9,199,278)
Portfolio sale	(5,662,526)
Exchange Differences and Others	14,384,334	1,934,888
Result from exposure to changes in the purchasing power of money	(8,591,258)	(22,248,118)
Balance at the end of the year	$ 7,791,435	$ 19,494,502